Restricted Share Units (Details) - RSUs [Member] - USD ($)	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2024
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	3		191	661
Consultants Directors and Officers [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	200
Fair value	$ 4,340	$ 686,986